Statements of Net Assets Available for Benefits (Parenthetical) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 002 | KeyCorp Common Stock
EBP, Statement of Net Asset Available for Benefit [Line Items]
Common stock, cost	$ 71,071,115	$ 77,997,717